Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments - Other than Investments in Related Parties

Type of investment	Cost (1)	Fair value	Amount at which shown in the consolidated balance sheets
Fixed-maturity securities:
Fixed-maturity securities, available-for-sale
U.S. government	$1,712,400	1,736,523	1,736,523
Agencies not backed by the full faith and credit of the U.S. government	8,766	8,857	8,857
States and political subdivisions	9,379,273	9,954,613	9,954,613
Foreign government	426,724	438,927	438,927
Corporate securities	60,668,745	63,540,067	63,540,067
Mortgage-backed securities	11,615,711	11,650,264	11,650,264
Collateralized mortgage obligations	209,165	197,789	197,789
Collateralized debt obligations	8,861	19,931	19,931

Total fixed-maturity securities, available-for-sale	84,029,645	87,546,971	87,546,971

Fixed-maturity securities, at fair value through income:
U.S. government	36,504	37,051	37,051

Total fixed-maturity securities, trading	36,504	37,051	37,051

Fixed-maturity securities, held-to-maturity:
Corporate securities	28	33	28
Collateralized debt obligations	—	3,597	—

Total fixed-maturity securities, held-to-maturity	28	3,630	28

Total fixed-maturity securities	84,066,177	87,587,652	87,584,050

Equity securities:
Equity securities, available-for-sale:
Common stocks:
Industrial and miscellaneous	316,541	320,166	320,166
Equity securities, trading:
Common stocks:
Industrial and miscellaneous	312,592	317,493	317,493

Total equity securities	629,133	637,659	637,659

Other investments:
Mortgage loans on real estate, net	10,351,741	10,900,205	10,351,741
Derivative assets	1,059,031	1,059,031	1,059,031
Loans to affiliates	39,120	39,120	39,120
Policy loans	171,012	171,012	171,012
Acquired loans	192,380	261,307	192,380
Other invested assets	164,830	164,830	164,830

Total other investments	11,978,114	12,595,505	11,978,114

Total investments	$96,673,424	100,820,816	100,199,823

(1)	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.